C.M. Life Electrum SelectSM

Issued by C.M. Life Insurance Company

C.M. Life Variable Life Separate Account I

Updating Summary Prospectus – April 28, 2025

This Summary Prospectus summarizes key features of the C.M. Life Electrum SelectSM  policy, a flexible premium, adjustable, variable life insurance policy (policy), issued by C.M. Life Insurance Company.

The prospectus for the C.M. Life Electrum Select policy contains more information about the policy, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the policy online at www.MassMutual.com/Electrum-Select. You can also obtain this information at no cost by calling (800) 665-2654 or by sending an email request to BOLICOLIService@MassMutual.com.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The SEC has not approved or disapproved this policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Appendix A – Funds Available Under the Policy	9

Glossary

Account Value. The value of your investment in the Separate Account Divisions and the GPA.

Administrative Office. Massachusetts Mutual Life Insurance Company, BOLI/COLI Document Management Hub, 1295 State Street, Springfield, MA 01111-0001, (800) 665-2654, (Fax) (860) 562-6154, BOLICOLIService@MassMutual.com, www.MassMutual.com

Attained Age.  The Insured’s age on the Issue Date, plus the number of completed Policy Years.

Fund(s). The investment entities in which the Separate Account Divisions invest.

Good Order. The actual receipt by our Administrative Office of the instructions related to a request or transaction in writing (or, when permitted, by telephone, fax, website, or other electronic means), within the time limits, if any, along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information includes, to the extent applicable: the completed application or instruction form; your policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Separate Account Divisions affected by the request or transaction; the signatures of all Policy Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions, you may contact our Administrative Office before submitting the form or request.

GPA Value. The sum of your values in the GPA.

Grace Period. A period that begins when the Surrender Value is not sufficient to cover monthly charges due and your policy stays In Force, during which you can pay the amount of premium needed to avoid termination.

In Force. Your policy  has not terminated.

Insured. The person on whose life the policy is issued.

Issue Date. The date we issue the policy. The Issue Date starts the contestability and suicide periods.

Modified Endowment Contract (MEC). A special type of life insurance under federal income tax law. Specifically, the law prescribes a test that is intended to differentiate between policies that are purchased primarily for certain tax advantages, versus policies that are purchased primarily for death protection. MECs are still life insurance and offer tax-free death benefits and tax-deferred cash value accumulation. However, pre-death distributions (including loans) are taxed as “income first” (not cost basis first), meaning they are taxable to the extent of gain in the policy. In addition, distributions may be subject to a 10% additional tax.

Monthly Calculation Date. The Policy Date and the same day of each succeeding calendar month on which monthly charges are due on the policy.

Net Premium. A premium payment received in Good Order minus the premium load charge and the Cash Surrender Value Enhancement Rider charge, if applicable.

Policy Anniversary. The anniversary of the Policy Date.

Policy Date. The starting point for determining the Policy Anniversaries, Policy Years, and Monthly Calculation Dates. It is also the day we first deduct monthly charges under the policy.

Policy Debt. All outstanding loans plus accrued interest.

Policy  Owner. The individual, corporation, partnership, trust or other entity who owns the policy, as shown on our records, and will generally make the choices that determine how the policy operates while it is In Force.

Policy Termination. An event where your policy is no longer In Force due to the Surrender Value becoming too low to support your policy’s monthly charges or if total Policy Debt exceeds the Account Value.

Policy Year. The twelve month period beginning with the Policy Date and each successive twelve month period thereafter.

Separate Account Division. A variable investment division offered through our Separate Account that invests in the corresponding underlying Fund.

Surrender Value. Account Value less Policy Debt.

Target Premium. A threshold for your policy premium load charge that we establish on your Issue Date.

Updated Information About Your Policy

The information in this Updating Summary Prospectus is a summary of certain policy features that have changed since April 29, 2024. This may not reflect all changes that have occurred since you purchased your policy.

Fund Substitutions

Existing Fund (Share Class)	Replacement Fund (Share Class)
MML Dynamic Bond Fund (Class II)	MML Managed Bond Fund (Initial Class)
MML Fundamental Value Fund (Class II)	MML Equity Income Fund (Initial Class)
MML High Yield Fund (Class II)	MML Managed Bond Fund (Initial Class)
MML Strategic Emerging Markets Fund (Class II)	MML International Equity Fund (Class II)

Fund Name Changes

DFA VA Global Bond Portfolio was renamed Dimensional VA Global Bond Portfolio.

DFA VA International Small Portfolio was renamed Dimensional VA International Small Portfolio.

DFA VA U.S. Large Value Portfolio was renamed Dimensional VA U.S. Large Value Portfolio.

DFA VA U.S. Targeted Value Portfolio was renamed Dimensional VA U.S. Targeted Value Portfolio.

DFA VIT Inflation-Protected Securities Portfolio was renamed Dimensional VIT Inflation-Protected Securities Portfolio.

Sub-Adviser Changes

Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as the sub-adviser to the MML Global Fund.

Wellington Management Company  LLP no longer serves as a sub-adviser to the  MML Mid Cap Growth Fund.

Important Information You Should Consider About the  Policy

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.			N/A
Transaction Charges

Premium Load Charge. We deduct the premium load charge from each premium you pay. The current premium load charge is 6.55% of each premium payment up to and including the Target Premium, and 0.50% of premium over the Target Premium. We may increase this charge on all policies to up to 10% of each premium.
Withdrawal Charge. We deduct a withdrawal charge when you withdraw a portion of your Account Value from the policy. The charge is equal to the lesser of 2% of the amount withdrawn or $25.
Transfer Charge. We may deduct a transfer charge upon each transfer after the first 12 transfers in a Contract Year. Currently, we do not deduct a transfer charge.
Substitute Insured Charge. We deduct a substitute insured charge of $75 if the Policy Owner elects to substitute a new Insured.
Overloan Protection Rider. We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.
Cash Surrender Value Enhancement Rider. We apply a charge against each premium payment made in Policy Years one through seven when the Cash Surrender Value Enhancement Rider is elected.

Fee Tables – Transaction Fees Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses – Optional Benefit Charges Charges and Deductions – Transaction Fees
Ongoing Fees and Expenses

In addition to transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance and cost of optional riders. Those fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy’s specifications page for rates applicable to your policy.
You will also bear fees and expenses associated with the Funds you choose, as shown below.

Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
	Annual Fee	Minimum	Maximum
	Fund options (Fund fees and expenses)	0.03%(1)	2.58%(1)

(1)	As a percentage of Fund assets.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the policy.	Principal Risks – Investment Risks General Information about the Company, the Separate Account and the Underlying Funds – Underlying Funds
Not a Short-Term Investment	This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.	Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability
Risks Associated with Investment Options

An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose. Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks – Investment Risks General Information about the Company, the Separate Account and the Underlying Funds – Underlying Funds
Insurance Company Risks

An investment in this policy is subject to the risks related to the Depositor (C.M. Life). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of C.M. Life. If C.M. Life experiences financial distress, it may not be able to meet its obligations to you. More information about C.M. Life, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.

General Information About the Company, the Separate Account and the Underlying Funds – The Guaranteed Principal Account
Policy Termination

Your policy could terminate (or lapse) if the Surrender Value of the policy becomes too low to support the policy’s monthly charges, or if total Policy Debt exceeds the Account Value. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the policy has lapsed.

Principal Risks – Policy Termination Policy Termination and Reinstatement

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments

Generally, you may transfer Account Value among the Separate Account Divisions and the Guaranteed Principal Account (GPA), subject to certain limitations. We also offer two automated transfer programs: Automated Account Value Transfer and Automated Account Re-balancing.
Transfers of the policy’s Account Value are subject to the following conditions:

•

Transfers from the GPA are limited to one per Policy Year and may not exceed 25% of your Account Value in the GPA (less any Policy Debt).

•

There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Policy Debt) for three consecutive years and you have not added any Net Premium or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.

•

Transfers (including transfers through automated programs) cannot be processed during a Grace Period.

In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict by the applicable Fund.
C.M. Life also reserves the right to remove or substitute Funds as investment options that are available under the policy.

Transfers General Information About the Company the Separate Account and the Underlying Funds – Underlying Funds – Addition, Removal, Closure or Substitution of Funds
Optional Benefits

Optional benefits, such as riders, may alter the benefits or charges under your policy. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders.

Other Benefits Available Under the Policy

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.

•

If you purchase the policy through a qualified retirement plan, you do not receive any additional tax deferral.

Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income.

•

If your policy becomes a Modified Endowment Contract or MEC, loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

Federal Income Tax Considerations

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Your registered representative may receive compensation in the form of commissions for selling the policy to you. If your registered representative is also a MassMutual  insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the policy may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend this policy over another investment.

Other Information – Distribution
Exchanges

Some investment professionals may have a financial incentive to offer you the policy in place of the one you own. You should only exchange your current life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing life insurance policy.

N/A

Appendix A

Funds Available Under the Policy

The following is a list of Funds available under the policy. The list of Funds is subject to change, as discussed in the prospectus for the policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.MassMutual.com/Electrum-Select. You can also request this information at no cost by calling (800) 665-2654 or sending an email request to BOLICOLIService@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Insurance Series® Asset Allocation Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.29%	16.74%	8.59%	8.59%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.56%	7.55%	5.05%	5.91%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.58%	8.40%	5.66%	6.43%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.61%	9.34%	6.40%	7.20%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.65%	10.93%	7.73%	8.17%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.69%	12.99%	8.98%	8.84%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.70%	9.23%	8.96%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.74%	9.23%	8.96%
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.72%	9.22%	—
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.71%	13.72%	9.23%	—
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.72%	13.70%	9.23%	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	Fidelity® VIP Freedom Income PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.47%	4.28%	2.40%	3.34%
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.00%	12.74%	8.20%	8.00%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%	11.87%	6.78%	6.81%
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.86%	7.70%	4.73%	5.18%
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.85%	6.61%	3.92%	4.52%
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.92%	10.93%	7.04%	6.99%
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.88%	8.87%	5.47%	5.82%
Asset Allocation	Schwab® VIT Balanced Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.57%	7.86%	3.82%	4.03%
Asset Allocation	Schwab® VIT Balanced with Growth Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.55%	9.98%	5.41%	5.39%
Asset Allocation	Schwab® VIT Growth Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.55%	11.78%	6.78%	6.54%
Money Market	Invesco V.I. Government Money Market Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.36%	4.99%	2.30%	1.56%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.51%	4.80%	2.16%	1.43%
Fixed Income	American Funds Insurance Series® American High-Income Trust® (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.58% (*)	9.73%	5.54%	5.39%
Fixed Income	American Funds Insurance Series® Capital World Bond Fund® (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.48%	6.39%	–0.07%	0.62%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	American Funds Insurance Series® The Bond Fund of America® (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.48% (*)	1.23%	0.31%	1.73%
Fixed Income	American Funds Insurance Series® U.S. Government Securities Fund® (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.50% (*)	0.70%	0.12%	1.17%
Fixed Income	BlackRock High Yield V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.54% (*)	8.29%	4.44%	5.00%
Fixed Income	BlackRock Total Return V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Advisers: BlackRock International Limited and BlackRock (Singapore) Limited	0.47% (*)	1.39%	–0.20%	1.42%
Fixed Income	Dimensional VA Global Bond Portfolio (Institutional Class)(3) Adviser: Dimensional Fund Advisors LP Sub-Advisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.21%	5.38%	0.81%	1.53%
Fixed Income	Dimensional VIT Inflation-Protected Securities Portfolio (Institutional Class)(4) Adviser: Dimensional Fund Advisors LP Sub-Advisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.11%	1.88%	1.82%	—
Fixed Income	Eaton Vance VT Floating-Rate Income Fund (ADV Class) Adviser: Eaton Vance Management Sub-Adviser: N/A	0.94%	7.85%	4.49%	4.19%
Fixed Income	Fidelity® VIP Bond Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.39%	1.00%	–0.72%	—
Fixed Income	Franklin Strategic Income VIP Fund (Class 2) Adviser: Franklin Advisers, Inc. Sub-Adviser: N/A	1.04% (*)	4.02%	1.19%	1.98%
Fixed Income	Goldman Sachs Core Fixed Income Fund (Service) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.67% (*)	0.89%	–0.42%	1.18%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.93% (*)	3.16%	–0.14%	1.53%
Fixed Income	LVIP American Century Inflation Protection Fund (Service Class) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.72% (*)	1.54%	1.22%	1.73%
Fixed Income	MFS® Government Securities Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.56% (*)	0.77%	–0.79%	0.66%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.64% (*)	2.72%	2.10%	2.41%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	3.88%	0.45%	1.79%
Fixed Income	MML Short-Duration Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.60%	6.48%	1.69%	2.07%
Fixed Income	MML Total Return Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.63%	0.47%	–0.58%	1.13%
Fixed Income	PIMCO Emerging Markets Bond Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.38%	7.44%	0.82%	3.27%
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.08%	–0.50%	–0.33%	0.82%
Fixed Income	PIMCO High Yield Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.80%	6.90%	3.36%	4.51%
Fixed Income	PIMCO Long-Term U.S. Government Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	2.58%	–6.02%	–4.92%	–0.72%
Fixed Income	PIMCO Real Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.07%	2.13%	1.93%	2.16%
Fixed Income	PIMCO Total Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.79%	2.54%	–0.03%	1.54%
Fixed Income	T. Rowe Price Limited-Term Bond Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Advisers: T. Rowe Price Hong Kong Limited and T. Rowe Price International Ltd.	0.50% (*)	4.97%	1.98%	1.81%
Fixed Income	Templeton Global Bond VIP Fund (Class 1) Adviser: Franklin Advisers, Inc. Sub-Adviser: N/A	0.50% (*)	–11.13%	–4.60%	–1.79%
Fixed Income	Vanguard VIF High Yield Bond Portfolio Advisers: Wellington Management Company LLP and The Vanguard Group, Inc. Sub-Adviser: N/A	0.24%	6.45%	3.37%	4.53%
Fixed Income	Vanguard VIF Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.14%	4.89%	1.97%	2.24%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	Western Asset Long Credit VIT (Class I) Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Company Limited	0.42%	0.39%	—	—
Balanced	MML Blend Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.50%	14.64%	7.86%	7.90%
Balanced	TOPS® Aggressive Growth ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.29%	12.21%	8.51%	8.40%
Balanced	TOPS® Balanced ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.30%	7.04%	4.93%	5.09%
Balanced	TOPS® Conservative ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.31%	6.22%	4.00%	4.03%
Balanced	TOPS® Growth ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.30%	11.09%	7.65%	7.52%
Balanced	TOPS® Moderate Growth ETF Portfolio (Class 1)(1) Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management, LLC	0.29%	8.99%	6.32%	6.38%
Balanced	Vanguard VIF Balanced Portfolio Adviser: Wellington Management Company LLP Sub-Adviser: N/A	0.20%	14.80%	8.18%	8.37%
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.50% (*)	19.15%	12.19%	10.27%
Large Cap Value	BlackRock Basic Value V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.72% (*)	10.37%	9.02%	7.78%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio (Institutional Class)(5) Adviser: Dimensional Fund Advisors LP Sub-Adviser: N/A	0.21%	13.38%	8.43%	8.52%
Large Cap Value	Invesco V.I. Comstock Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.76%	15.18%	11.59%	9.49%
Large Cap Value	MFS® Value Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.69% (*)	11.61%	8.03%	8.63%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.43%	19.39%	10.80%	9.07%
Large Cap Value	MML Equity Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.79%	11.67%	8.47%	8.26%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.73%	14.90%	10.22%	9.34%
Large Cap Value	Vanguard VIF Diversified Value Portfolio Advisers: Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC Sub-Adviser: N/A	0.28%	14.89%	12.24%	9.76%
Large Cap Value	Vanguard VIF Equity Income Portfolio Advisers: Wellington Management Company LLP and The Vanguard Group, Inc. Sub-Adviser: N/A	0.29%	15.12%	9.85%	9.89%
Large Cap Blend	American Funds Insurance Series® Growth-Income Fund (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.53%	24.24%	13.02%	12.27%
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.56%	33.79%	17.04%	13.62%
Large Cap Blend	Fidelity® VIP Index 500 Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.19%	24.77%	14.29%	12.88%
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.37%	23.38%	13.46%	—
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.68%	13.22%	7.64%	7.83%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80% (*)	23.64%	12.08%	11.24%
Large Cap Blend	MFS® Blended Research® Core Equity Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.44% (*)	25.50%	15.15%	12.32%
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.88%	10.09%	9.71%	10.62%
Large Cap Blend	MML Fundamental Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	23.71%	13.21%	13.43%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.57%	19.94%	12.53%	11.82%
Large Cap Blend	Schwab® S&P 500 Index Portfolio Adviser: Schwab Asset Management Sub-Adviser: N/A	0.03%	24.95%	14.47%	13.01%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend	Vanguard VIF Capital Growth Portfolio Adviser: PRIMECAP Management Company Sub-Adviser: N/A	0.34%	13.41%	11.86%	12.37%
Large Cap Growth

Fidelity® VIP Growth Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.66%	30.27%	18.81%	16.51%
Large Cap Growth	Invesco V.I. American Franchise Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.85%	34.89%	15.85%	14.16%
Large Cap Growth	MFS® Growth Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.72% (*)	31.47%	14.74%	15.11%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(6)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	31.11%	18.33%	16.10%
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.77%	35.70%	13.93%	14.51%
Large Cap Growth	MML Large Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	34.09%	18.12%	15.29%
Large Cap Growth	Vanguard VIF Growth Portfolio Adviser: Wellington Management Company LLP Sub-Adviser: N/A	0.34%	33.14%	15.96%	14.67%
Small/Mid-Cap Value	Dimensional VA U.S. Targeted Value Portfolio (Institutional Class)(8) Adviser: Dimensional Fund Advisors LP Sub-Adviser: N/A	0.28%	8.14%	12.55%	9.46%
Small/Mid-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	0.90% (*)	11.71%	8.36%	8.17%
Small/Mid-Cap Value	Goldman Sachs Mid Cap Value Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.82% (*)	12.40%	9.86%	7.99%
Small/Mid-Cap Value	Macquarie VIP Small Cap Value Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.04%	11.02%	6.83%	7.30%
Small/Mid-Cap Value	MFS® Mid Cap Value Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.79% (*)	13.75%	9.74%	9.05%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.89%	8.53%	7.31%	8.05%
Small/Mid-Cap Value	MML Small Company Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.99% (*)	7.18%	7.76%	8.32%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.83%	10.29%	9.15%	7.83%
Small/Mid-Cap Blend	BlackRock Small Cap Index V.I. Fund (Class III) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.47% (*)	11.07%	6.98%	7.34%
Small/Mid-Cap Blend	BNY Mellon MidCap Stock Portfolio (Service Shares) Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.05% (*)	12.33%	9.00%	7.22%
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.38%	12.03%	8.53%	—
Small/Mid-Cap Blend	Goldman Sachs Small Cap Equity Insights Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.81% (*)	19.05%	9.00%	8.97%
Small/Mid-Cap Blend	Invesco V.I. Small Cap Equity Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.95%	18.09%	10.89%	8.09%
Small/Mid-Cap Blend	Lord Abbett Mid Cap Stock Portfolio (Class VC) Adviser: Lord, Abbett & Co. LLC Sub-Adviser: N/A	1.14%	14.90%	9.21%	6.83%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.71%	12.94%	10.64%	9.16%
Small/Mid-Cap Blend	Vanguard VIF Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.17%	15.08%	9.70%	9.41%
Small/Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund (Service) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.98% (*)	20.29%	11.05%	10.21%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.85%	24.23%	0.21%	11.57%
Small/Mid-Cap Growth	LVIP American Century Capital Appreciation Fund (Standard Class II) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.79% (*)	24.98%	11.42%	10.96%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.83%	11.16%	7.73%	10.20%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.08% (*)	10.29%	7.58%	9.24%
International/Global	American Funds Insurance Series® Capital World Growth and Income Fund (Class 1A) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.67% (*)	14.00%	7.30%	8.51%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
International/Global	American Funds Insurance Series® Global Growth Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.41% (*)	13.94%	10.04%	11.02%
International/Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.65% (*)	2.59%	3.26%	6.07%
International/Global	American Funds Insurance Series® International Growth and Income Fund (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.56%	3.64%	2.79%	4.25%
International/Global	American Funds Insurance Series® New World Fund® (Class 1) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.57% (*)	6.86%	4.80%	6.49%
International/Global	Dimensional VA International Small Portfolio (Institutional Class)(9) Adviser: Dimensional Fund Advisors LP Sub-Advisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.39%	3.82%	4.11%	5.91%
International/Global	Fidelity® VIP Emerging Markets Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.88%	10.04%	4.35%	6.05%
International/Global	Fidelity® VIP International Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.42%	4.82%	3.83%	—
International/Global

Fidelity® VIP Overseas Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited

		0.73%	5.05%	5.76%	6.32%
International/Global	Franklin Mutual Global Discovery VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	1.16%	4.66%	6.42%	5.87%
International/Global	Goldman Sachs International Equity Insights Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.80% (*)	6.13%	5.47%	4.88%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (*)	–1.67%	3.04%	4.41%
International/Global	Invesco V.I. EQV International Equity Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.90%	0.62%	3.23%	4.36%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.81%	16.07%	9.48%	9.85%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
International/Global	LVIP American Century International Fund (Standard Class II) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.95% (*)	2.61%	3.54%	4.93%
International/Global	Macquarie VIP Emerging Markets Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.46% (*)	4.77%	0.72%	3.75%
International/Global	MFS® International Intrinsic Value Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.89% (*)	7.25%	5.15%	7.53%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.96%	3.46%	4.23%	3.31%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06% (*)	5.46%	5.62%	7.29%
International/Global	MML International Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	0.96% (*)	0.84%	3.62%	4.31%
International/Global	Vanguard VIF International Portfolio Advisers: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. Sub-Adviser: N/A	0.31%	9.01%	6.27%	8.40%
Specialty (10)

Fidelity® VIP Real Estate Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.71%	6.38%	2.10%	3.83%
Specialty (10)	Invesco V.I. Global Real Estate Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	–1.80%	–2.39%	1.52%
Specialty (10)

Macquarie VIP Asset Strategy Series (Service Class)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited

		0.85% (*)	12.44%	6.56%	5.27%
Specialty (10)	Macquarie VIP Science and Technology Series (Service Class) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.16%	30.59%	14.05%	13.54%
Specialty (10)	MFS® Global Real Estate Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.90% (*)	–2.69%	0.91%	4.72%
Specialty (10)	MFS® Utilities Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.79% (*)	11.66%	5.88%	6.29%
Specialty (10)	MML Managed Volatility Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.18%	14.85%	6.29%	5.36%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Specialty (10)	PIMCO All Asset Portfolio (Administrative Class)(1) Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates	2.27% (*)	3.74%	4.42%	4.37%
Specialty (10)	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	2.38% (*)	3.97%	6.98%	1.55%
Specialty (10)	Vanguard VIF Real Estate Index Portfolio Adviser: The Vanguard Group, Inc. Sub-Adviser: N/A	0.26%	4.74%	2.84%	4.99%
(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(2)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(3)	Dimensional VA Global Bond Portfolio formerly known as DFA VA Global Bond Portfolio.
(4)	Dimensional VIT Inflation-Protected Securities Portfolio formerly known as DFA VIT Inflation-Protected Securities Portfolio.
(5)	Dimensional VA U.S. Large Value Portfolio formerly known as DFA VA U.S. Large Value Portfolio.
(6)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(7)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.
(8)	Dimensional VA U.S. Targeted Value Portfolio formerly known as DFA VA U.S. Targeted Value Portfolio.
(9)	Dimensional VA International Small Portfolio formerly known as DFA VA International Small Portfolio.
(10)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

This Summary Prospectus incorporates by reference the C.M. Life Electrum Select policy’s statutory prospectus and Statement of Additional Information (SAI), both dated April 28, 2025, as amended or supplemented. The SAI includes additional information about C.M. Life Variable Life Separate Account I.

You can find the statutory prospectus and SAI at www.MassMutual.com/Electrum-Select. You can also obtain this information at no cost by calling (800) 665-2654 or by sending an email request to BOLICOLIService@MassMutual.com.

EDGAR Contract Identifier: C000232693

IS4027-USP